Parametric

Commodity Strategy Fund

September 30, 2020

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Short-Term Investments — 96.6%

U.S. Treasury Obligations — 92.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 10/8/20	$29,500	$29,499,685
U.S. Treasury Bill, 0.00%, 10/22/20	16,800	16,799,240
U.S. Treasury Bill, 0.00%, 11/5/20(1)	38,035	38,031,949
U.S. Treasury Bill, 0.00%, 11/12/20	23,000	22,997,652
U.S. Treasury Bill, 0.00%, 12/3/20(1)	16,855	16,852,345
U.S. Treasury Bill, 0.00%, 12/31/20(1)	43,400	43,389,578
U.S. Treasury Bill, 0.00%, 3/4/21	5,000	4,997,861
U.S. Treasury Bill, 0.00%, 3/25/21	27,500	27,486,298
U.S. Treasury Bill, 0.00%, 4/22/21(1)	1,000	999,408
U.S. Treasury Bill, 0.00%, 5/20/21(1)	26,500	26,482,996
U.S. Treasury Bill, 0.00%, 6/17/21	54,500	54,461,770
U.S. Treasury Bill, 0.00%, 7/15/21	31,400	31,375,906
U.S. Treasury Bill, 0.00%, 8/12/21(1)	10,000	9,991,250

Total U.S. Treasury Obligations (identified cost $323,083,611)		$323,365,938

Other — 4.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(2)	15,800,363	$15,800,363

Total Other (identified cost $15,800,363)		$15,800,363

Total Short-Term Investments (identified cost $338,883,974)		$339,166,301

Total Investments — 96.6% (identified cost $338,883,974)		$339,166,301

Other Assets, Less Liabilities — 3.4%		$11,964,519

Net Assets — 100.0%		$351,130,820

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	148	Long	11/30/20	$6,327,000	$(323,540)
Cocoa	264	Long	12/15/20	6,721,440	1,013,378
Coffee	270	Long	12/18/20	11,233,688	967,848
Copper	181	Long	12/29/20	13,722,063	1,041,536
Corn	712	Long	12/14/20	13,492,400	1,103,847
Cotton No. 2	196	Long	12/8/20	6,447,420	918,520
Feeder Cattle	47	Long	1/28/21	3,297,050	57,963
Gold	131	Long	12/29/20	24,831,050	2,071,782
Hard Red Winter Wheat	137	Long	12/14/20	3,491,788	438,236
Lean Hogs	246	Long	12/14/20	6,209,040	1,138,383
Live Cattle	277	Long	12/31/20	12,448,380	88,189
LME Copper	77	Long	10/19/20	12,851,300	1,041,089
LME Copper	82	Long	11/16/20	13,684,775	382,989
LME Copper	78	Long	12/16/20	13,015,763	217,425
LME Lead	145	Long	10/19/20	6,552,188	9,453
LME Lead	132	Long	11/16/20	5,989,500	(397,650)
LME Lead	134	Long	12/14/20	6,104,538	(417,075)
LME Nickel	152	Long	10/19/20	13,212,144	1,029,753
LME Nickel	152	Long	11/16/20	13,225,140	75,795
LME Nickel	138	Long	12/14/20	12,018,420	(489,762)
LME Primary Aluminum	587	Long	10/19/20	25,530,831	1,445,298
LME Primary Aluminum	584	Long	11/16/20	25,582,850	(216,166)
LME Primary Aluminum	582	Long	12/16/20	25,669,838	(283,725)
LME Tin	36	Long	10/19/20	3,143,340	76,270
LME Tin	37	Long	11/16/20	3,233,615	(70,760)
LME Tin	35	Long	12/14/20	3,060,575	(129,106)
LME Zinc	228	Long	10/19/20	13,628,700	1,828,001
LME Zinc	217	Long	11/16/20	13,003,725	(70,453)
LME Zinc	205	Long	12/14/20	12,311,531	(593,219)
Low Sulphur Gasoil	362	Long	12/10/20	12,235,600	(542,775)
Natural Gas	776	Long	12/29/20	25,351,920	4,024,371
NY Harbor ULSD	251	Long	11/30/20	12,286,701	(479,661)
Palladium	29	Long	12/29/20	6,758,450	305,470
Platinum	143	Long	1/27/21	6,500,780	86,170
RBOB Gasoline	524	Long	11/30/20	25,643,722	25,754
Robusta Coffee	225	Long	11/24/20	2,936,250	(128,570)
Silver	182	Long	12/29/20	21,379,540	4,200,922
Soybean	251	Long	1/14/21	12,891,988	740,450
Soybean Meal	186	Long	1/14/21	6,363,060	555,416
Soybean Oil	644	Long	1/14/21	12,824,616	(185,472)
Sugar No. 11	417	Long	2/26/21	6,309,710	167,854
Wheat	238	Long	12/14/20	6,878,200	906,245
White Sugar	179	Long	11/13/20	3,358,935	156,405
WTI Crude Oil	159	Long	11/20/20	6,434,730	(240,530)
LME Copper	(77)	Short	10/19/20	(12,851,300)	(345,731)
LME Copper	(82)	Short	11/16/20	(13,684,775)	(225,916)
LME Lead	(145)	Short	10/19/20	(6,552,188)	432,201

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
LME Lead	(132)	Short	11/16/20	$(5,989,500)	$413,325
LME Nickel	(152)	Short	10/19/20	(13,212,144)	(98,106)
LME Nickel	(152)	Short	11/16/20	(13,225,140)	537,396
LME Primary Aluminum	(587)	Short	10/19/20	(25,530,831)	298,826
LME Primary Aluminum	(584)	Short	11/16/20	(25,582,850)	328,500
LME Tin	(36)	Short	10/19/20	(3,143,340)	69,590
LME Tin	(37)	Short	11/16/20	(3,233,615)	138,380
LME Zinc	(228)	Short	10/19/20	(13,628,700)	49,295
LME Zinc	(217)	Short	11/16/20	(13,003,725)	615,738

					$23,759,846

Abbreviations:

LME	-	London Metal Exchange

RBOB	-	Reformulated Blendstock for Oxygenate Blending

ULSD	-	Ultra-Low Sulfur Diesel

WTI	-	West Texas Intermediate

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at September 30, 2020 were $52,864,694 or 15.1% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

At September 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

At September 30, 2020, the value of the Fund’s investment in affiliated funds was $15,800,363, which represents 4.5% of the Fund’s consolidated net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$18,055,234	$552,710,677	$(554,960,641)	$(4,578)	$(329)	$15,800,363	$113,425	15,800,363

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments -
U.S. Treasury Obligations	$—	$323,365,938	$—	$323,365,938
Other	—	15,800,363	—	15,800,363
Total Investments	$—	$339,166,301	$—	$339,166,301
Futures Contracts	$28,998,063	$—	$—	$28,998,063
Total	$28,998,063	$339,166,301	$—	$368,164,364

Liability Description
Futures Contracts	$(5,238,217)	$—	$—	$(5,238,217)
Total	$(5,238,217)	$—	$—	$(5,238,217)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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